Note 7 - Leases (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Assets and Liabilities, Lessee [Table Text Block]
Lease right-of-use assets	Classification	December 31, 2022	December 31, 2021
Operating lease right-of-use assets	Other Assets	$4,519	4,110
Finance lease right-of-use assets	Other Assets	2,215	—
Lease liabilities	Classification	December 31, 2022	December 31, 2021
Operating lease liabilities	Other Liabilities	$4,671	4,247
Finance lease liabilities	Other Liabilities	2,281	—

Lease, Cost [Table Text Block]
	In Thousands
	2022	2021
Operating lease cost	$563	550
Finance lease cost	159	—
Short-term lease cost	—	40
Net lease cost	$722	590
	2022	2021
Operating Leases
Weighted average remaining lease term (in years)	10.53	10.42
Weighted average discount rate	4.25%	4.00%
	2022	2021
Finance Leases
Weighted average remaining lease term (in years)	24.35	—
Weighted average discount rate	2.90%	—%
	In Thousands
	2022	2021
Operating cash flows related to operating leases	$547	535
Operating cash flows related to finance leases	66	—
Financing cash flows related to finance leases	26	—

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
	In Thousands
	2022	2021
Operating Leases
2023	$595	544
2024	635	553
2025	642	566
2026	649	571
2027	657	576
Thereafter	2,686	2,392
Total undiscounted lease payments	5,864	5,202
Less: imputed interest	(1,193)	(955)
Net lease liabilities	$4,671	4,247

Finance Lease, Liability, Fiscal Year Maturity [Table Text Block]
	In Thousands
	2022	2021
Finance Leases
2023	$96	—
2024	98	—
2025	101	—
2026	105	—
2027	108	—
Thereafter	2,787	—
Total undiscounted lease payments	3,295	—
Less: imputed interest	(1,014)	—
Net lease liabilities	$2,281	—